Concentrations	12 Months Ended
Sep. 30, 2022
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2022 and 2021, $5,711,423 and $5,892,655 of the Company’s cash, respectively, was on deposit at financial institutions in the PRC where no existing rule or regulation requires such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the years ended September 30, 2022, 2021 and 2020, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

For the years ended September 30, 2022, 2021 and 2020, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers aggregately accounted for 32.2%, 30.4% and 33.3% of the total revenue for the years ended September 30, 2022, 2021 and 2020, respectively.

Sales of one of the Company’s major products, Guben Yanling Pill, accounted for 42.5%, 40.3% and 38.2% of the Company’s total revenue for the years ended September 30, 2022, 2021 and 2020, respectively.

As of September 30, 2022 and 2021, no customer accounted for more than 10% of the total accounts receivable balance.

As of September 30, 2022, one supplier accounted for 100% of the total advance to supplier balance. As of September 30, 2021, two suppliers accounted for 35.3% and 28.0% of the total advance to supplier balance.

For the year ended September 30, 2022, one supplier accounted for approximately 10.3% of the total purchases. For the year ended September 30, 2021, no supplier accounted for more than 10% of the total purchases, respectively. For the year ended September 30, 2020, two suppliers accounted for approximately 19.6% and 13.6% of the total purchases, respectively.